INVESTMENT IN BIG RIDGE GOLD CORP. (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($)
Investments, Balance, beginning of period	$ 0
Acquisition - Initial Recognition on June 7, 2021	2,185
Equity loss	106
Dilution event in Q2 2021	(588)
Balance, Ending of period	$ 1,491